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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09060

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                           HOLLAND SERIES FUND, INC.
              (Exact name of registrant as specified in charter)

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                                375 Park Avenue
                              New York, NY 10152

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                   (Address of principal executive offices)

                                        Copy to:

 Michael F. Holland                     Kristin Schantz, Esq.
 President and Treasurer                State Street Bank and Trust Company
 Holland Series Fund, Inc.              One Lincoln Street, Mailstop SUM0703
 One Greenley Road                      Boston, Massachusetts 02111
 New Canaan, CT 06840
                                        and

                                        Timothy Diggins, Esq.
                                        Ropes & Gray
                                        Prudential Tower
                                        800 Boylston Street
                                        Boston, Massachusetts 02119-3600

                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 800-304-6552

                     Date of fiscal year end: September 30

           Date of reporting period: July 1, 2020 - December 7, 2020

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Item 1. Proxy Voting Record

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
                          Ticker             Meeting                                                             Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue             Proposed by Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  ----------- --------- -------
Microsoft Corp.           MSFT    594918104  12/02/20 Proposal 1: Election of Directors    Issuer       No      For
                                                                                                        vote
                                                      01. Reid G. Hoffman
                                                      02. Hugh F. Johnston
                                                      03. Teri L. List-Stoll
                                                      04. Satya Nadella
                                                      05. Sandra E. Peterson
                                                      06. Penny S. Pritzker
                                                      7. Charles W. Scharf
                                                      8. Arne M. Sorenson
                                                      9. John W. Stanton
                                                      10. John W. Thompson
                                                      11. Emma Walmsley
                                                      12. Padmasree Warrior
                                                      -----------------------------------------------------------------
                                                      Proposal 2: Advisory vote to         Issuer       No      For
                                                      approve named executive officer                   vote
                                                      compensation
                                                      -----------------------------------------------------------------
                                                      Proposal 3: Ratification of          Issuer       No      For
                                                      Deloitte & Touche LLP as our                      vote
                                                      independent auditor for fiscal
                                                      year 2021
                                                      -----------------------------------------------------------------
                                                      Proposal 4: Shareholder Proposal -   Security     No      Against
                                                      Report on Employee Representation    Holder       vote
                                                      of Board of Directors
                                                      -----------------------------------------------------------------

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:  /s/ Michael F. Holland
     --------------------------
     Michael F. Holland
     President and Treasurer
     December 9, 2020